Operating Lease (Details) - Schedule of operating lease related assets and liabilities - USD ($)	Jun. 30, 2021	Jun. 30, 2020
Schedule of operating lease related assets and liabilities [Abstract]
Rights of use lease assets	$ 1,165,172	$ 553,904
Operating lease liabilities, current	263,023	315,259
Operating lease liabilities, noncurrent	827,086	310,098
Total operating lease liabilities	$ 1,090,109	$ 625,357